Acquisitions and Other (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Schedule of Fair values of identifiable assets and liabilities acquired
The fair values of the identifiable assets and liabilities acquired were:

As at October 3, 2023(1)
Intangible assets	$193
Net assets	32
Liabilities(2)	(36)
Total identifiable net assets at fair value	189
Goodwill arising on acquisition(3)	161
Existing ownership interest	(78)
Total consideration	$272
(1)    The fair values of the identifiable assets and liabilities were subject to refinement and have been adjusted.
(2) Liabilities comprise of deferred tax liability and other liability representing minority interest.
(3)    Goodwill primarily reflects expected synergies and economies of scale with our existing business within Sun Life Health in Canada. Goodwill is not tax deductible.
The fair values of the identifiable assets and liabilities acquired were:

As at February 1, 2023(1)
Intangible assets	$385
Net assets	44
Deferred tax liability	(100)
Total identifiable net assets at fair value	329
Goodwill arising on acquisition(2)	134
Non-controlling interests(3)	(213)
Total consideration	$250

(1)    The fair values of the identifiable assets and liabilities were subject to refinement and have been adjusted.
(2)    Goodwill primarily reflects non-contractual customer relationships, including synergies from the combination of AAM with our existing investment management relationships within our Asset Management segment. Goodwill is not tax deductible.
(3)    We have elected to measure NCI at fair value for this acquisition. The fair value was determined by calculating the proportionate share of the present value of future cash flows relating to NCI. Significant assumptions inherent in the valuation of NCI include the estimated after-tax cash flows expected to be received and an assessment of the appropriate discount rate.

Schedule of details of the disposition
The details of the disposition are summarized as follows:

As at April 3, 2023
Cash consideration	$418
Less: Net assets	(359)
Less: Foreign currency translation, transaction costs, and other adjustments	(47)
Total gain recognized in Total net income in 2023	$12

Schedule of Impact of acquisition on assets, liabilities, and equity

As at February 1, 2023	Share purchase	Put option adjustments	Total
Cash consideration	$(250)	$—	$(250)
Intangible assets	384	—	384
Goodwill arising on acquisition	135	—	135
Net assets	44	—	44
Total assets	$313	$—	$313
Deferred tax liability	$(100)	$—	$(100)
Other financial liabilities — put option	—	(369)	(369)
Total liabilities	$(100)	$(369)	$(469)
Non-controlling interests	$(213)	$213	$—
Retained earnings	—	156	156
Total equity	$(213)	$369	$156